Identification and business activity - Write - off of mineral stock in the subsidiary El Brocal (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Identification and business activity
Write-off			$ 29,842,000	$ 30,774,000
Depreciation and amortization			176,781,000	187,211,000	$ 189,620,000
Cost of sales			763,473,000	$ 813,106,000	$ 652,613,000
Sociedad Minera El Brocal S.A.A
Identification and business activity
Cost of sales of goods, excluding depreciation and amortization			10,957,000
Depreciation and amortization			5,025,000
Exploration in operating units			420,000
Cost of sales			$ 16,402,000
Management | Sociedad Minera El Brocal S.A.A | Mineral stock
Identification and business activity
Write-off	$ 483,563
Quantity of DMT write off	16,402,000
Provision for loss of inventory value	97,244
Quantity of provision for loss of inventory value	$ 1,504,000
Net effect		$ 14,898,000